Common Stock Options	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock Options

Note 15 – Common Stock Options

Common Stock Options Granted (2017)

On August 7, 2017, the Company awarded fully vested cashless options to our CFO, Geoffrey Lawrence, to acquire up to 2,000,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 273% and a call option value of $0.0894, was $178,765.

On July 4, 2017, the Company awarded fully vested cashless options to our CEO, Mark Bradley, to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On July 4, 2017, the Company awarded fully vested cashless options to the Company’s President of Programming, Michael Berk, to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On July 4, 2017, the Company awarded fully vested cashless options to our Director, Brett Pojunis, to acquire up to 3,000,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $422,779.

On July 4, 2017, the Company awarded fully vested cashless options to a consultant to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On May 1, 2017, the Company’s Board of Directors granted 2,000,000 fully vested cashless common stock options to a member of the Board as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $105,083.

On May 1, 2017, the Company’s Board of Directors granted 1,000,000 fully vested cashless common stock options to another member of the Board as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $52,542.

On May 1, 2017, the Company’s Board of Directors granted 1,000,000 fully vested cashless common stock options to a consultant as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $52,542.

On May 1, 2017, the Company’s Board of Directors granted 500,000 fully vested cashless common stock options to a consultant as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $26,271.

Common Stock Options Granted (2016)

On June 1, 2016, the Company awarded a lender fully vested options to acquire up to 5,000,000 shares of common stock, exercisable at $0.01 per share over a four (4) week period from the origination date, which expired on July 1, 2016. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 227% and a call option value of $0.0001, was $432.

On June 1, 2016, the Company awarded the same lender fully vested options to acquire up to 3,000,000 shares of common stock, exercisable at $0.08 per share over a twenty four (24) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 227% and a call option value of $0.0022, was $6,564.

Common Stock Options Expired (2017)

On March 1, 2017, a total of 1,200,000 warrants with a strike price of $0.08 per share expired.

On January 8, 2017, a total of 1,150,000 warrants with a strike price of $0.08 per share expired.

Common Stock Options Expired (2016)

On July 1, 2016, a total of 5,000,000 options with a strike price of $0.01 per share expired.

On April 11, 2016, a total of 500,000 options amongst two option holders with a strike price of $0.05 per share expired.

The following is a summary of information about the Common Stock Options outstanding at December 31, 2017.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Options	Contractual	Exercise	Options	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.04 – $0.17	25,750,000	1.51 years	$0.10	25,750,000	$0.10

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31, 2017	December 31, 2016

Average risk-free interest rates	1.35%	0.59%
Average expected life (in years)	2.47	1.42
Volatility	235%	227%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock options. During 2017 and 2016, there were no options granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of options granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2017 and 2016 was approximately $0.14 and $0.08 per option, respectively.

The following is a summary of activity of outstanding common stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2015	10,850,000	$0.05
Options expired	(5,500,000)	(0.01)
Options granted	8,000,000	0.04

Balance, December 31, 2016	13,350,000	0.06
Options expired	(2,350,000)	(0.08)
Options granted	14,750,000	0.14

Balance, December 31, 2017	25,750,000	$0.10

Exercisable, December 31, 2017	25,750,000	$0.10

The Company expensed $1,577,845 and $-0- from the amortization of common stock options during the years ended December 31, 2017 and 2016, respectively.